Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2014
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Loans, principally from banks with average interest at March 31, 2013 and 2014 of 0.21% and 0.31% per annum, respectively	¥32,798	¥22,600

	¥32,798	¥22,600

At March 31, 2014, NIDEC had unused lines of credit amounting to ¥228,674 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Unsecured loans, representing obligations principally to banks and an insurance company
Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥73,925	—
Due 2014 to 2026 in 2014 with interest ranging from 0.00% to 6.80% per annum in 2014	—	¥77,804
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	100,247	95,891
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013 and 2014	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013 and 2014	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013 and 2014	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2014	—	50,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013 and 2014	100	100
Capital lease obligations
Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	5,627	—
Due 2014 to 2019 in 2014, with interest from 0.00% to 15.74% per annum in 2014	—	4,861

	279,899	328,656
Less—Bonds current portion due within one year	(100,247)	(100)
Less—Long-term debt current portion due within one year	(31,841)	(27,478)
Less—Capital lease obligation current portion due within one year	(1,540)	(1,667)

	¥146,271	¥299,411

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2013	2014
Principal amount	¥100,000	¥95,750
Unamortized premium	247	141

Total	¥100,247	¥95,891

The euro yen denominated zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of principal amount on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share was ¥5,313 and the number of convertible shares is 18,021,833 as of March 31, 2014. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds were reclassified from Current portion of long-term debt to Long-term debt, since the unexercised early redemption right to redeem such bonds at 100% of its principal amount expired. Prior to the expiration of the early redemption right on September 20, 2013, holders of ¥4,250 million aggregate principal amount of such convertible bonds exercised their early redemption right.

On April 1, 2014, the Company completed a two-for-one stock split. As a result, the conversion price of the Company’s Euro Yen Convertible Bonds with Stock Acquisition Rights due 2015 is adjusted from ¥10,626 to ¥5,313 and the number of convertible shares is changed from 9,010,916 to 18,021,833, pursuant to the Terms and Conditions of the Bonds set forth in the Offering Circular.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2015	¥29,245
2016	116,841
2017	81,153
2018	66,167
2019	137
2020 and thereafter	¥35,113

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2013 and 2014.